Financial liabilities held for trading (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Liabilities Held for Trading	Financial liabilities held for trading are presented in the following table:

	12/31/2017	12/31/2016
Structured notes
Shares	58	49
Debt securities	407	470

Total	465	519

Summary of Fair Value of Financial Liabilities Held for Trading by Maturity

The fair value of financial liabilities held for trading by maturity is as follows:

	12/31/2017	12/31/2016
	Cost / Fair value	Cost / Fair value
Current—up to one year	55	134
Non-current	410	385
From one to five years	319	295
From five to ten years	50	52
After ten years	41	38

Total	465	519